Equity Securities which Have Quoted Market Values, Included in Investments in Affiliates (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Investments in and Advances to Affiliates [Line Items]
Carrying amounts	¥ 212,615	¥ 175,420
Market values	¥ 242,671	¥ 220,221